Share-based payment plans - Activity of Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Beginning balance (in shares) | shares	2,758,000	4,051,000	4,815,000
Granted (in shares) | shares	0	0	0
Exercised (in shares) | shares	(484,000)	(1,290,000)	(761,000)
Forfeited, expired or cancelled (in shares) | shares	(2,000)	(3,000)	(3,000)
Ending balance (in shares) | shares	2,272,000	2,758,000	4,051,000
Options exercisable (in shares) | shares	2,272,000	2,758,000	4,051,000
Beginning balance (in USD per share) | $ / shares	$ 34.19	$ 31.68	$ 29.80
Granted (in USD per share) | $ / shares	0	0	0
Exercised (in USD per share) | $ / shares	29.00	26.33	19.79
Forfeited, expired or cancelled (in USD per share) | $ / shares	23.21	19.68	31.97
Ending balance (in USD per share) | $ / shares	35.30	34.19	31.68
Options exercisable (in USD per share) | $ / shares	$ 35.30	$ 34.19	$ 31.68